Deferred compensation plans - Activity Relating to SAR Plan A (Detail) (SAR Plan A [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding (number of shares), Outstanding, Beginning	15,354,300
Outstanding (number of shares), Granted	2,847,800
Outstanding (number of shares), Exercised	(18,000)
Outstanding (number of shares), Forfeited	(171,000)
Outstanding (number of shares), Expired	(1,476,800)
Outstanding (number of shares), Outstanding, Ending	16,545,500	15,354,300
Outstanding (number of shares), Exercisable, Ending	10,880,700
Weighted-average exercise price, Outstanding, Beginning	¥ 988
Weighted-average exercise price, Granted	¥ 298
Weighted-average exercise price, Exercised	¥ 478
Weighted-average exercise price, Forfeited	¥ 896
Weighted-average exercise price, Expired	¥ 1,120
Weighted-average exercise price, Outstanding, Ending	¥ 848	¥ 988
Weighted-average exercise price, Exercisable, Ending	¥ 1,134
Weighted-average remaining life (years), Outstanding	3 years 10 months	3 years 11 months
Weighted-average remaining life (years), Exercisable	2 years 8 months